Intangible Assets and Goodwill - Summary of Fair Value Calculations of Discounted Cash Flow Model (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Core [member]
Disclosure of information for cash-generating units [line items]
Discount rate	15.70%	14.80%
Supplemental [member]
Disclosure of information for cash-generating units [line items]
Discount rate	17.60%	19.40%
Budget period [member] | Core [member]
Disclosure of information for cash-generating units [line items]
Gross margin percentage	78.80%	55.80%
Growth rate	21.10%	20.50%
Budget period [member] | Supplemental [member]
Disclosure of information for cash-generating units [line items]
Gross margin percentage	87.40%	82.90%
Growth rate	33.00%	62.70%
Beyond budget period [member] | Core [member]
Disclosure of information for cash-generating units [line items]
Growth rate	4.00%	7.00%
Beyond budget period [member] | Supplemental [member]
Disclosure of information for cash-generating units [line items]
Growth rate	4.00%	4.00%